UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2007




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA FIRST START GROWTH FD - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2007

[LOGO OF USAA]
   USAA(R)

                                 USAA FIRST START
                                       GROWTH Fund

                                       [GRAPHIC OF USAA FIRST START GROWTH FUND]

                              S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
   JANUARY 31, 2007

       ------------------------------------------------------------------

                    IRA DISTRIBUTION WITHHOLDING DISCLOSURE

       We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at (800) 531-8448.

       If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

       For more specific information, please consult your tax adviser.

       -----------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              8

INVESTMENT OVERVIEW                                                           9

FINANCIAL INFORMATION

   Portfolio of Investments                                                  13

   Notes to Portfolio of Investments                                         31

   Financial Statements                                                      33

   Notes to Financial Statements                                             36

EXPENSE EXAMPLE                                                              52

SUBADVISORY AGREEMENT                                                        54

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                    "

[PHOTO OF CHRISTOPHER W. CLAUS]      IN INVESTING, AS IN LIFE, QUALITY
                                     TENDS TO STAND THE TEST OF TIME.

                                                    "

                                                                   February 2007
--------------------------------------------------------------------------------

         In investing, as in life, quality tends to stand the test of time. I was reminded of this truth recently when it became clear that in the pursuit of returns, many investors had forgotten the risk side of the investing equation. If I have a choice between quality (lower risk) and the possibility of an outsized return (higher risk), I much prefer quality for the long run.

         Still, it is easy to be tempted when the financial markets offer the perception of reward for limited risk. That was certainly the case throughout the reporting period. Whether it was stocks or corporate bonds, the markets seemed to lull investors into a state of complacency regarding risk.

         Consider first the equity market. For the 12-month period ending December 31, 2006, the S&P 500 Index returned 15.78%, the technology-laden NASDAQ-100 Index returned 7.28%, and the MSCI-World Index returned 20.07%. However, there is reason for caution when we look deeper. Large-cap value stocks beat large-cap growth stocks by a more than 3-to-1 margin during that period (for the year ended December 31, 2006, a total return of 18.28% for the Lipper Large-Cap Value Funds Index versus a return of 4.72% for the Lipper Large-Cap Growth Funds Index) - an unusual difference in magnitude that is likely to correct itself.

         The equity market as a whole also experienced a "junk rally" with lower-quality stocks outperforming higher-quality stocks. As more and more investors bought lower-quality issues, driving up prices, it began to look to me like an unusual game of musical chairs, in which the winner would be the one who walks away rather than the one who remains. Eventually, risk will regain its position in the risk-reward equation - an equation where quality tends to prevail.

         Next, in the fixed-income market, investors continue to deal with the inverted yield curve (where short-term rates are higher than long-term rates).

 . . . C O N T I N U E D
========================--------------------------------------------------------

         While market sentiment is on the side of a rate cut by the Federal Reserve Board (the Fed), I believe the Fed will be reluctant to lower short-term rates until inflation is squarely under control and growing at only about 2% annually.

         Meanwhile, bond investors - hungry for higher yields - have become more complacent about risk and have been willing to pay more for poorer issues, particularly in the high-yield and corporate bond markets. Another concern is the growing appetite of private equity firms for publicly traded companies. These firms are paying stockholders a premium by piling mountains of debt onto bondholders, forcing down bond prices and driving up risk.

         At USAA, we continue to believe that investors should assume risk only when they are being adequately compensated - which does not often happen during periods of market exuberance or turbulence. A diversified portfolio with an asset allocation strategy remains the most effective way to capitalize on the potential for your money to grow over the long term.

         Whatever happens in the months ahead, you can be assured that we will continue working hard for you. Thank you for your faith and trust in us.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board

         The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.
         o The Nasdaq-100 Index is a modified capitalization-weighted index composed of 100 of the largest nonfinancial domestic and international companies listed on The Nasdaq Stock Market(R) based on market capitalization. o The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index that reflects the movements of world stock markets by representing a broad selection of domestically listed companies within each market. o The Lipper Large-Cap Value Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Value Funds category. o The Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category.

         Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

USAA Investment Management Company           Credit Suisse Asset Management, LLC
   ARNOLD J. ESPE, CFA                          (U.S. Stocks)
   Bonds and Money Market Instruments           JOSEPH CHERIAN, CFA

   RON SWEET, CFA, CPA                          WILLIAM WENG
   Exchange-Traded Funds
                                                TODD JABLONSKI, CFA

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the six months ended January 31, 2007, the USAA First Start Growth Fund had a total return of 10.79%. This compares to returns of 15.12% for the Russell 1000 Growth Index, 14.33% for the Russell 3000 Index, 3.65% for the Lehman Brothers U.S. Aggregate Bond Index, 10.34% for the Lipper Flexible Portfolio Funds Index, and 13.57% for the Lipper Large-Cap Growth Funds Index.

HAS THE FUND COMPLETED ITS RESTRUCTURING?

         Yes. As reported in the July 31, 2006, annual report, the Fund's Board of Trustees (the Board) undertook a complete restructuring of the Fund in an attempt to create more consistently strong performance. These changes reflect the view that we are in a market environment where asset allocation will be more important as stock and bond markets around the world go through varying cycles of strong and weak performance.

         These changes began in December 2005, when we added a fixed-income allocation to smooth out the Fund's volatility.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 11 FOR BENCHMARK DEFINITIONS.

         THE RUSSELL 3000 INDEX AND THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX REPLACE THE RUSSELL 1000 GROWTH INDEX AS THE FUND'S COMPARABLE BROAD-BASED SECURITIES INDICES, BECAUSE THESE INDICES PROVIDE A MORE APPROPRIATE COMPARISON FOR THE FUND, WHICH FOCUSES ON A BROAD UNIVERSE OF U.S. STOCKS AND BONDS.

         EFFECTIVE AUGUST 1, 2006, THE LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX REPLACED THE LIPPER LARGE-CAP GROWTH FUNDS INDEX AS THE BENCHMARK INDEX USED FOR CALCULATING THE PERFORMANCE ADJUSTMENT THAT WILL INCREASE OR DECREASE THE BASE MANAGEMENT FEE DEPENDING ON THE PERFORMANCE OF THE FUND RELATIVE TO THE LIPPER INDEX.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         Since then, roughly 30% of the Fund's assets have been invested in a diversified portfolio of bonds and other fixed-income instruments.

         In May 2006, the Board voted to allow the Fund to invest in international stocks for better diversification. Since then, roughly 8% to 10% of the Fund's assets have been invested in a Morgan Stanley Capital International-Europe Australasia and Far East (MSCI-EAFE) Index exchange-traded fund (ETF).

         Finally, on October 1, 2006, the Board replaced the large-cap growth-oriented U.S. stock manager with Credit Suisse Asset Management, LLC (Credit Suisse) to implement its quantitative strategy. This will allow the Fund to adjust its U.S. stock allocation more quickly in response to changing market conditions.

HAVE THE CHANGES HAD THE DESIRED EFFECT?

         Overall, yes. The Fund's U.S. equity portion, after lagging prior to the management change in October, performed well for the remainder of the period. We were able to focus on large-cap and value stocks in October and November and change our focus to an overweight in large-cap growth stocks in December and January.

         The international (MSCI-EAFE) exchange-traded fund performed in line with the broad U.S. stock market (Russell 3000) over the six-month reporting period, giving us good performance and additional diversification.

         While bonds trailed stocks by a fairly large margin over the six-month reporting period, the fixed-income portion did very well on a relative basis, significantly outperforming the Lehman Brothers U.S. Aggregate Bond Index.

         THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST (MSCI-EAFE) INDEX IS AN UNMANAGED INDEX THAT REFLECTS THE MOVEMENTS OF STOCK MARKETS IN EUROPE, AUSTRALASIA, AND THE FAR EAST BY REPRESENTING A BROAD SELECTION OF DOMESTICALLY LISTED COMPANIES WITHIN EACH MARKET.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-30.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT STRATEGIES DID THE FIXED-INCOME MANAGER PURSUE TO ACHIEVE THIS STRONG RELATIVE PERFORMANCE?

         Several strategies, when taken together, led to the outstanding performance. The first was security selection, particularly within the corporate bond market. On a sector level, we focused on commercial mortgage-backed securities (CMBSs), utilities, and financials. Second, the Fund had a slightly long duration, a measure of interest-rate sensitivity, which proved beneficial as interest rates fell during most of the period. Finally, we were able to utilize USAA's research advantage to invest about 40% of assets in BBB-rated securities, which are the lowest-rated investment-grade bonds, and about 5% of assets in non-investment-grade high-yield bonds. These BBB and high-yield securities did very well during the period as their yields fell relative to higher-quality investment-grade securities.

         One important challenge we faced was event risk. There is a lot of private equity money in the market that is looking to take over companies in leveraged buyouts (LBOs). LBOs typically favor equity holders over bondholders, because they tend to pile debt on the companies they take over and reduce the credit quality of outstanding bonds. We dealt with event risk by focusing on sectors such as financials and hybrid securities that are less attractive to LBOs.

         By the end of the period, anticipating higher interest rates, we cut duration back toward neutral and are now looking to extend at higher interest rates.

WHAT ABOUT THE U.S. EQUITY PORTION IN THE MONTHS AHEAD?

         The Credit Suisse team believes that high-quality growth stocks are the most undervalued portion of the U.S. equity market and that the necessary factors are now in place to spark a period of potential outperformance by these stocks. In fact, it has already

 . . . C O N T I N U E D
========================--------------------------------------------------------

         seen large-cap growth stocks pick up some important momentum after lagging badly over the past six years. While the Fund's U.S. equity portion has exposure to the entire U.S. stock market, the team has a significant overweight in high-quality large-cap growth stocks.

DO YOU EXPECT TO KEEP THE INTERNATIONAL EXPOSURE?

         Yes. The international exposure gives the Fund added diversification and an investment in overseas developed markets whose economies may grow faster than the United States'. Additionally, this investment acts as a hedge against a falling dollar.

         On behalf of everyone at USAA and Credit Suisse, thank you for your investment and for your patience as we've worked to seek to improve your Fund. We are confident that the USAA First Start Growth Fund has the potential for more consistently strong performance.

8

 F U N D
=============-------------------------------------------------------------------
              RECOGNITION

USAA FIRST START GROWTH FUND

                                [LOGO OF LIPPER LEADER]
                                     TAX EFFICIENCY

The Fund is listed as a Lipper Leader for Tax Efficiency of 484 funds within the Lipper Mixed-Asset Target Allocation Growth Funds category for the overall period ending January 31, 2007.

LIPPER RATINGS FOR TAX EFFICIENCY REFLECT FUNDS' HISTORICAL SUCCESS IN POSTPONING TAXABLE DISTRIBUTIONS RELATIVE TO PEERS AS OF JANUARY 31, 2007. TAX EFFICIENCY OFFERS NO BENEFIT TO INVESTORS IN TAX-SHELTERED ACCOUNTS SUCH AS 401(K) PLANS. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TAX EFFICIENCY METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. THE FUND RECEIVED A LIPPER LEADER RATING FOR TAX EFFICIENCY AMONG 484 AND 357 FUNDS FOR THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2007, REUTERS, ALL RIGHTS RESERVED.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA FIRST START GROWTH FUND (Ticker Symbol: UFSGX)

OBJECTIVE
--------------------------------------------------------------------------------

         Long-term capital growth with reduced volatility over time.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests primarily in equity securities when the Fund's managers believe the reward characteristics outweigh the risk in the market.
         To reduce the overall volatility to investors, the Fund will generally invest between 20% and 80% of assets in bonds and money market instruments, depending on the managers' view of the overall direction of the stock and bond markets. Although the Fund typically will invest primarily in U.S. securities, it may invest without limit in foreign securities.

--------------------------------------------------------------------------------
                                          1/31/07                   7/31/06
--------------------------------------------------------------------------------
Net Assets                            $230.4 Million            $222.4 Million
Net Asset Value Per Share                  $10.55                    $9.62

--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/07
--------------------------------------------------------------------------------

7/31/06 TO 1/31/07*        1 YEAR         5 YEARS        SINCE INCEPTION ON 8/01/97
      10.79%                -1.59%         2.72%                   0.80%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                               LEHMAN BROTHERS U.S.      LIPPER FLEXIBLE      RUSSELL 1000    LIPPER LARGE-CAP    USAA FIRST START
          RUSSELL 3000 INDEX   AGGREGATE BOND INDEX   PORTFOLIO FUNDS INDEX   GROWTH INDEX   GROWTH FUNDS INDEX      GROWTH FUND
          ------------------   --------------------   ---------------------   ------------   ------------------   ----------------
 7/31/97     $10,000.00             $10,000.00              $10,000.00         $10,000.00        $10,000.00           $10,000.00
 8/31/97       9,594.41               9,914.70                9,685.83           9,414.70          9,454.60             9,470.00
 9/30/97      10,138.45              10,060.93               10,096.04           9,877.99          9,976.81             9,930.00
10/31/97       9,797.90              10,206.88                9,883.75           9,512.89          9,630.44             9,590.00
11/30/97      10,173.04              10,253.88               10,062.67           9,916.95          9,844.50             9,860.00
12/31/97      10,376.82              10,357.12               10,201.63          10,028.04          9,978.81             9,980.00
 1/31/98      10,430.60              10,490.09               10,262.31          10,327.90         10,155.44            10,250.00
 2/28/98      11,176.75              10,482.19               10,759.77          11,104.78         10,930.94            11,300.00
 3/31/98      11,730.68              10,518.21               11,122.72          11,547.47         11,439.56            11,630.00
 4/30/98      11,846.02              10,573.11               11,192.51          11,707.26         11,631.30            12,000.00
 5/31/98      11,553.69              10,673.41               11,080.59          11,375.06         11,371.17            11,590.00
 6/30/98      11,944.36              10,763.93               11,294.26          12,071.74         12,022.06            12,280.00
 7/31/98      11,727.48              10,786.83               11,177.07          11,991.83         12,016.38            12,270.00
 8/31/98       9,930.99              10,962.37               10,079.54          10,192.15         10,053.99            10,300.00
 9/30/98      10,608.43              11,219.07               10,480.57          10,975.08         10,785.33            10,773.09
10/31/98      11,413.67              11,159.75               10,977.30          11,857.16         11,480.91            11,851.41
11/30/98      12,111.75              11,223.09               11,428.15          12,759.08         12,269.24            12,667.70
12/31/98      12,881.56              11,256.83               11,886.50          13,909.56         13,618.34            14,018.12
 1/31/99      13,319.17              11,337.17               12,115.53          14,726.31         14,502.45            14,693.32
 2/28/99      12,847.39              11,139.26               11,781.60          14,053.56         13,907.12            14,380.91
 3/31/99      13,318.80              11,200.99               12,075.02          14,793.71         14,697.66            15,338.30
 4/30/99      13,919.98              11,236.48               12,429.69          14,812.62         14,747.89            15,388.69
 5/31/99      13,655.42              11,138.06               12,211.72          14,357.39         14,259.33            15,066.20
 6/30/99      14,345.51              11,102.57               12,567.53          15,363.05         15,250.52            16,164.67
 7/31/99      13,910.53              11,055.30               12,344.53          14,874.79         14,771.90            15,560.01
 8/31/99      13,752.35              11,049.68               12,231.97          15,117.84         14,774.95            15,267.75
 9/30/99      13,400.86              11,177.96               12,099.18          14,800.26         14,625.02            14,792.07
10/31/99      14,241.44              11,219.20               12,417.58          15,917.94         15,746.54            15,419.37
11/30/99      14,640.01              11,218.40               12,552.50          16,776.78         16,524.77            16,026.43
12/31/99      15,574.15              11,164.30               13,054.32          18,521.69         18,359.90            17,078.67
 1/31/00      14,963.63              11,127.75               12,687.00          17,653.24         17,622.99            16,319.84
 2/29/00      15,102.32              11,262.32               12,798.14          18,516.23         18,549.84            17,078.67
 3/31/00      16,285.42              11,410.69               13,376.77          19,841.54         19,851.68            17,999.38
 4/30/00      15,711.52              11,378.01               13,105.01          18,897.39         18,315.56            17,645.26
 5/31/00      15,270.23              11,372.79               12,916.79          17,945.79         17,261.20            17,230.44
 6/30/00      15,722.34              11,609.40               13,191.46          19,305.86         18,402.76            17,857.73
 7/31/00      15,444.45              11,714.78               13,113.18          18,501.04         18,029.92            17,361.97
 8/31/00      16,589.85              11,884.57               13,734.75          20,176.20         19,589.30            18,717.74
 9/30/00      15,838.70              11,959.29               13,389.33          18,267.63         18,095.42            17,260.79
10/31/00      15,613.18              12,038.43               13,320.31          17,403.25         17,138.59            16,380.55
11/30/00      14,174.09              12,235.27               12,752.40          14,837.89         14,839.14            13,770.18
12/31/00      14,412.28              12,462.24               12,970.30          14,368.39         14,746.91            14,276.07
 1/31/01      14,905.31              12,666.04               13,184.13          15,361.05         15,176.02            15,125.95
 2/28/01      13,543.44              12,776.38               12,457.55          12,753.17         12,826.54            12,363.82
 3/31/01      12,660.60              12,840.52               11,906.06          11,365.40         11,493.94            11,008.05
 4/30/01      13,675.92              12,787.23               12,509.35          12,802.82         12,727.91            12,424.53
 5/31/01      13,785.76              12,864.36               12,596.59          12,614.40         12,631.13            12,151.35
 6/30/01      13,531.56              12,912.96               12,408.30          12,322.26         12,267.17            11,847.82
 7/31/01      13,308.55              13,201.66               12,348.84          12,014.30         11,827.52            10,997.94
 8/31/01      12,522.86              13,352.84               11,885.56          11,031.84         10,928.42             9,955.81
 9/30/01      11,418.03              13,508.44               11,165.68           9,930.40          9,829.56             8,225.69
10/31/01      11,683.69              13,791.11               11,430.35          10,451.40         10,237.20             8,883.34
11/30/01      12,583.60              13,600.97               11,927.27          11,455.42         11,175.23             9,712.99
12/31/01      12,760.96              13,514.60               12,034.89          11,433.89         11,227.06             9,621.93
 1/31/02      12,600.95              13,624.00               11,862.01          11,231.90         10,973.34             9,429.69
 2/28/02      12,343.27              13,756.03               11,705.11          10,765.78         10,519.10             9,136.28
 3/31/02      12,884.46              13,527.19               12,033.61          11,138.15         10,942.37             9,520.75
 4/30/02      12,208.49              13,789.50               11,678.05          10,229.10         10,213.79             8,832.75
 5/31/02      12,067.04              13,906.67               11,610.17           9,981.63         10,027.61             8,751.81
 6/30/02      11,198.40              14,026.92               10,996.52           9,058.28          9,211.00             7,851.33
 7/31/02      10,308.09              14,196.17               10,362.74           8,560.30          8,517.81             7,122.86
 8/31/02      10,356.79              14,435.86               10,440.81           8,585.89          8,564.90             7,122.86
 9/30/02       9,268.60              14,669.66                9,705.99           7,695.29          7,735.06             6,869.92
10/31/02      10,006.62              14,602.84               10,200.40           8,401.19          8,330.48             7,132.98
11/30/02      10,612.14              14,598.96               10,634.32           8,857.50          8,675.35             7,082.39
12/31/02      10,012.18              14,900.51               10,264.97           8,245.66          8,070.88             6,768.74
 1/31/03       9,767.19              14,913.23               10,089.32           8,045.58          7,884.69             6,667.56
 2/28/03       9,606.50              15,119.58                9,988.36           8,008.63          7,799.97             6,586.62
 3/31/03       9,707.52              15,107.93               10,052.91           8,157.68          7,946.26             6,788.97
 4/30/03      10,500.22              15,232.60               10,627.37           8,760.83          8,528.13             7,143.09
 5/31/03      11,134.05              15,516.61               11,149.46           9,198.13          8,945.86             7,527.57
 6/30/03      11,284.31              15,485.81               11,264.23           9,324.78          9,019.94             7,659.10
 7/31/03      11,543.17              14,965.19               11,317.17           9,556.81          9,281.53             7,962.63
 8/31/03      11,798.97              15,064.55               11,548.47           9,794.50          9,509.88             8,154.86
 9/30/03      11,670.87              15,463.32               11,559.07           9,689.65          9,307.45             8,104.27
10/31/03      12,377.18              15,319.10               12,013.21          10,233.89          9,872.07             8,660.75
11/30/03      12,547.66              15,355.79               12,139.60          10,341.04          9,966.00             8,630.39
12/31/03      13,121.59              15,512.06               12,628.91          10,698.66         10,246.98             8,711.34
 1/31/04      13,395.32              15,636.85               12,810.33          10,917.16         10,443.40             8,761.92
 2/29/04      13,575.78              15,806.11               12,983.21          10,986.51         10,488.61             8,903.57
 3/31/04      13,414.63              15,924.48               12,927.79          10,782.71         10,371.63             8,923.81
 4/30/04      13,137.26              15,510.18               12,603.70          10,657.36         10,138.80             8,670.87
 5/31/04      13,328.19              15,448.05               12,691.10          10,856.00         10,322.47             8,751.81
 6/30/04      13,593.09              15,535.36               12,913.70          10,991.66         10,470.17             8,812.51
 7/31/04      13,079.06              15,689.35               12,568.44          10,370.27          9,851.01             8,367.33
 8/31/04      13,132.92              15,988.62               12,628.02          10,319.06          9,781.52             8,468.51
 9/30/04      13,334.80              16,032.01               12,833.19          10,417.20         10,010.72             8,802.40
10/31/04      13,553.82              16,166.45               13,009.15          10,579.67         10,131.38             8,741.69
11/30/04      14,183.88              16,037.50               13,472.99          10,943.60         10,583.36             9,207.10
12/31/04      14,689.27              16,185.06               13,828.86          11,372.68         11,010.66             9,702.87
 1/31/05      14,298.03              16,286.69               13,608.00          10,993.42         10,631.70             9,358.87
 2/28/05      14,612.78              16,190.55               13,864.54          11,110.42         10,701.29             9,429.69
 3/31/05      14,365.61              16,107.40               13,618.51          10,907.99         10,506.34             9,308.28
 4/30/05      14,053.50              16,325.39               13,369.66          10,700.27         10,277.95             9,277.93
 5/31/05      14,586.00              16,502.01               13,678.20          11,217.97         10,848.43             9,652.28
 6/30/05      14,687.90              16,592.00               13,778.60          11,176.62         10,870.07             9,763.58
 7/31/05      15,290.47              16,440.95               14,219.47          11,722.88         11,416.65            10,107.58
 8/31/05      15,144.71              16,651.72               14,218.90          11,571.90         11,294.83             9,945.69
 9/30/05      15,277.21              16,480.19               14,425.26          11,625.18         11,430.05            10,198.64
10/31/05      14,991.08              16,349.76               14,228.30          11,512.19         11,356.02            10,168.28
11/30/05      15,575.40              16,422.07               14,569.70          12,008.89         11,875.80            10,653.93
12/31/05      15,588.21              16,578.21               14,706.10          11,971.24         11,845.38            10,744.99
 1/31/06      16,109.03              16,579.14               15,181.36          12,181.40         12,168.37            10,957.46
 2/28/06      16,137.67              16,634.18               15,116.43          12,162.05         12,004.23            10,815.82
 3/31/06      16,416.62              16,470.95               15,356.95          12,341.63         12,119.98            10,734.87
 4/30/06      16,594.73              16,441.09               15,529.82          12,324.84         12,100.94            10,562.87
 5/31/06      16,063.43              16,423.54               15,173.83          11,907.09         11,536.41             9,976.05
 6/30/06      16,091.85              16,458.36               15,157.87          11,860.10         11,498.50             9,884.99
 7/31/06      16,076.78              16,680.91               15,208.26          11,634.21         11,204.11             9,733.22
 8/31/06      16,470.06              16,936.26               15,476.60          11,997.20         11,463.53             9,854.64
 9/30/06      16,838.75              17,085.03               15,647.16          12,326.86         11,710.70            10,148.05
10/31/06      17,444.90              17,198.05               16,060.25          12,760.19         12,063.03            10,360.52
11/30/06      17,824.47              17,397.56               16,419.45          13,013.41         12,338.63            10,532.52
12/31/06      18,037.93              17,296.60               16,584.20          13,057.47         12,403.90            10,640.24
 1/31/07      18,381.27              17,289.50               16,781.16          13,393.13         12,724.05            10,783.33

                                   [END CHART]

                   *DATA FROM 7/31/97 THROUGH 1/31/07.

         THE PERFORMANCE OF THE RUSSELL 3000 INDEX, LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX, LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX, RUSSELL 1000 GROWTH INDEX, AND THE LIPPER LARGE-CAP GROWTH FUNDS INDEX IS CALCULATED WITH A COMMENCEMENT DATE OF JULY 31, 1997, WHILE THE FUND'S INCEPTION DATE IS AUGUST 1, 1997. THERE MAY BE A SLIGHT VARIATION IN THE COMPARATIVE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA First Start Growth Fund to the following benchmarks:

         o The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

         o The Lehman Brothers U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

         o The Lipper Flexible Portfolio Funds Index tracks the total return performance of the 30 largest funds within the Lipper Flexible Portfolio Funds category.

         o The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

         o The Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

------------------------------------------------------
                    TOP 10 HOLDINGS
                   (% of Net Assets)
------------------------------------------------------

iShares MSCI EAFE Index Fund                     8.6%

Exxon Mobil Corp.                                2.2%

Microsoft Corp.                                  1.6%

Citigroup, Inc.                                  1.3%

General Electric Co.                             1.3%

Johnson & Johnson                                1.3%

Procter & Gamble Co.                             1.2%

Pfizer, Inc.                                     1.1%

AT&T, Inc.                                       1.0%

Bank of America Corp.                            1.0%

------------------------------------------------------

                SECTOR ASSET ALLOCATION
                       1/31/2007

        [PIE CHART OF SECTOR ASSET ALLOCATION]

Financials                                       34.6%

Information Technology                            9.0%

Industrials                                       8.6%

Exchange-Traded Funds                             8.6%

Health Care                                       8.3%

Consumer Discretionary                            7.9%

Energy                                            7.4%

Consumer Staples                                  4.8%

Utilities                                         4.7%

Materials                                         2.6%

Telecommunication Services                        2.0%

Money Market Instruments                          1.2%

PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA FIRST START GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                                               MARKET
   NUMBER                                                                                                       VALUE
OF SHARES    SECURITY                                                                                           (000)
---------------------------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (69.0%)

             COMMON STOCKS (59.6%)

             CONSUMER DISCRETIONARY (6.0%)
             -----------------------------
             APPAREL RETAIL (0.3%)
    3,900    American Eagle Outfitters, Inc.                                                                 $    126
    4,600    AnnTaylor Stores Corp.*                                                                              159
    8,700    Charming Shoppes, Inc.*                                                                              114
    7,900    TJX Companies, Inc.                                                                                  234
                                                                                                             --------
                                                                                                                  633
                                                                                                             --------
             AUTO PARTS & EQUIPMENT (0.1%)
    4,400    Borg Warner, Inc.                                                                                    302
                                                                                                             --------
             AUTOMOTIVE RETAIL (0.0%)(a)
      200    AutoZone, Inc.*                                                                                       25
                                                                                                             --------
             BROADCASTING & CABLE TV (1.0%)
    4,000    Comcast Corp. "A"*                                                                                   177
   50,600    DIRECTV Group, Inc.*                                                                               1,234
   21,900    EchoStar Communications Corp. "A"*                                                                   884
                                                                                                             --------
                                                                                                                2,295
                                                                                                             --------
             COMPUTER & ELECTRONICS RETAIL (0.1%)
    4,700    Best Buy Co., Inc.                                                                                   237
                                                                                                             --------
             CONSUMER ELECTRONICS (0.0%)(a)
      200    Harman International Industries, Inc.                                                                 19
                                                                                                             --------
             DEPARTMENT STORES (1.0%)
   23,800    Federated Department Stores, Inc.                                                                    987
   14,400    Kohl's Corp.*                                                                                      1,021
    1,300    Sears Holdings Corp.*                                                                                230
                                                                                                             --------
                                                                                                                2,238
                                                                                                             --------
             FOOTWEAR (0.4%)
    9,000    NIKE, Inc. "B"                                                                                       889
                                                                                                             --------
             GENERAL MERCHANDISE STORES (0.2%)
   13,900    Dollar Tree Stores, Inc.*                                                                            437
      500    Target Corp.                                                                                          31
                                                                                                             --------
                                                                                                                  468
                                                                                                             --------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                                               MARKET
   NUMBER                                                                                                       VALUE
OF SHARES    SECURITY                                                                                           (000)
---------------------------------------------------------------------------------------------------------------------
             HOME IMPROVEMENT RETAIL (0.5%)
    7,900    Home Depot, Inc.                                                                                $    322
    1,700    Lowe's Companies, Inc.                                                                                57
   10,500    Sherwin-Williams Co.                                                                                 726
                                                                                                             --------
                                                                                                                1,105
                                                                                                             --------
             HOMEFURNISHING RETAIL (0.3%)
   23,300    Rent-A-Center, Inc.*                                                                                 686
                                                                                                             --------
             HOTELS, RESORTS, & CRUISE LINES (0.0%)(a)
    1,000    Wyndham Worldwide Corp.*                                                                              31
                                                                                                             --------
             HOUSEHOLD APPLIANCES (0.3%)
    7,900    Whirlpool Corp.                                                                                      722
                                                                                                             --------
             INTERNET RETAIL (0.0%)(a)
    1,100    IAC/InterActiveCorp*                                                                                  42
                                                                                                             --------
             LEISURE PRODUCTS (0.3%)
   19,400    Hasbro, Inc.                                                                                         551
    8,000    Mattel, Inc.                                                                                         195
                                                                                                             --------
                                                                                                                  746
                                                                                                             --------
             MOTORCYCLE MANUFACTURERS (0.0%)(a)
      400    Harley-Davidson, Inc.                                                                                 27
                                                                                                             --------
             MOVIES & ENTERTAINMENT (0.6%)
    5,000    CTC Media, Inc.*                                                                                     107
    4,600    Regal Entertainment Group                                                                            103
   10,600    Time Warner, Inc.                                                                                    232
   24,300    Walt Disney Co.                                                                                      855
                                                                                                             --------
                                                                                                                1,297
                                                                                                             --------
             PHOTOGRAPHIC PRODUCTS (0.2%)
   15,500    Eastman Kodak Co.                                                                                    401
                                                                                                             --------
             PUBLISHING (0.3%)
   17,500    Scholastic Corp.*                                                                                    619
                                                                                                             --------
             RESTAURANTS (0.3%)
   25,250    Brinker International, Inc.                                                                          797
                                                                                                             --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                                               MARKET
   NUMBER                                                                                                       VALUE
OF SHARES    SECURITY                                                                                           (000)
---------------------------------------------------------------------------------------------------------------------
             SPECIALTY STORES (0.1%)
      600    Dick's Sporting Goods, Inc.*                                                                    $     31
    8,800    Office Depot, Inc.*                                                                                  329
                                                                                                             --------
                                                                                                                  360
                                                                                                             --------
             Total Consumer Discretionary                                                                      13,939
                                                                                                             --------
             CONSUMER STAPLES (4.4%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.5%)
   21,500    Archer-Daniels-Midland Co.                                                                           688
    9,700    Corn Products International, Inc.                                                                    332
                                                                                                             --------
                                                                                                                1,020
                                                                                                             --------
             DRUG RETAIL (0.0%)(a)
    2,600    CVS Corp.                                                                                             87
                                                                                                             --------
             FOOD RETAIL (0.7%)
   35,000    Kroger Co.                                                                                           896
   22,200    Safeway, Inc.                                                                                        800
                                                                                                             --------
                                                                                                                1,696
                                                                                                             --------
             HOUSEHOLD PRODUCTS (1.2%)
   41,000    Procter & Gamble Co.                                                                               2,660
                                                                                                             --------
             HYPERMARKETS & SUPER CENTERS (0.7%)
   32,100    Wal-Mart Stores, Inc.                                                                              1,531
                                                                                                             --------
             PACKAGED FOODS & MEAT (0.0%)(a)
      600    General Mills, Inc.                                                                                   35
      600    H.J. Heinz Co.                                                                                        28
                                                                                                             --------
                                                                                                                   63
                                                                                                             --------
             PERSONAL PRODUCTS (0.0%)(a)
      800    Estee Lauder Companies, Inc. "A"                                                                      38
                                                                                                             --------
             SOFT DRINKS (1.3%)
    8,500    Coca-Cola Co.                                                                                        407
   21,100    Pepsi Bottling Group, Inc.                                                                           667
   29,100    PepsiCo, Inc.                                                                                      1,899
                                                                                                             --------
                                                                                                                2,973
                                                                                                             --------
             Total Consumer Staples                                                                            10,068
                                                                                                             --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                                               MARKET
   NUMBER                                                                                                       VALUE
OF SHARES    SECURITY                                                                                           (000)
---------------------------------------------------------------------------------------------------------------------
             ENERGY (5.3%)
             -------------
             INTEGRATED OIL & GAS (3.8%)
   28,700    Chevron Corp.                                                                                   $  2,092
    5,400    ConocoPhillips                                                                                       358
   68,000    Exxon Mobil Corp.                                                                                  5,039
    5,700    Hess Corp.                                                                                           308
   11,400    Marathon Oil Corp.                                                                                 1,030
                                                                                                             --------
                                                                                                                8,827
                                                                                                             --------
             OIL & GAS DRILLING (1.0%)
   24,800    Helmerich & Payne, Inc.                                                                              665
   18,700    Patterson-UTI Energy, Inc.                                                                           452
   16,100    TODCO*                                                                                               558
   12,900    Unit Corp.*                                                                                          625
                                                                                                             --------
                                                                                                                2,300
                                                                                                             --------
             OIL & GAS EQUIPMENT & SERVICES (0.0%)(a)
      900    Halliburton Co.                                                                                       26
                                                                                                             --------
             OIL & GAS EXPLORATION & PRODUCTION (0.4%)
   13,500    Devon Energy Corp.                                                                                   946
                                                                                                             --------
             OIL & GAS REFINING & MARKETING (0.1%)
    3,000    Valero Energy Corp.                                                                                  163
                                                                                                             --------
             Total Energy                                                                                      12,262
                                                                                                             --------
             FINANCIALS (13.5%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
   18,000    Bank of New York Co., Inc.                                                                           720
    3,200    Franklin Resources, Inc.                                                                             381
                                                                                                             --------
                                                                                                                1,101
                                                                                                             --------
             CONSUMER FINANCE (0.7%)
      700    American Express Co.                                                                                  41
    9,700    Capital One Financial Corp.                                                                          780
    9,150    First Marblehead Corp.                                                                               498
    8,900    SLM Corp.                                                                                            409
                                                                                                             --------
                                                                                                                1,728
                                                                                                             --------
             DIVERSIFIED BANKS (0.9%)
    5,700    Wachovia Corp.                                                                                       322
   50,400    Wells Fargo & Co.                                                                                  1,810
                                                                                                             --------
                                                                                                                2,132
                                                                                                             --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                                               MARKET
   NUMBER                                                                                                       VALUE
OF SHARES    SECURITY                                                                                           (000)
---------------------------------------------------------------------------------------------------------------------
             INVESTMENT BANKING & BROKERAGE (2.6%)
    8,600    Goldman Sachs Group, Inc.                                                                       $  1,825
   14,000    Lehman Brothers Holdings, Inc.                                                                     1,151
   14,200    Merrill Lynch & Co., Inc.                                                                          1,329
   19,400    Morgan Stanley                                                                                     1,606
                                                                                                             --------
                                                                                                                5,911
                                                                                                             --------
             LIFE & HEALTH INSURANCE (0.8%)
   10,900    MetLife, Inc.                                                                                        677
   10,100    Principal Financial Group, Inc.                                                                      622
    6,900    Prudential Financial, Inc.                                                                           615
                                                                                                             --------
                                                                                                                1,914
                                                                                                             --------
             MULTI-LINE INSURANCE (1.3%)
   12,400    American International Group, Inc.                                                                   849
    9,300    Hartford Financial Services Group, Inc.                                                              882
   10,300    HCC Insurance Holdings, Inc.                                                                         322
   19,700    Loews Corp.                                                                                          856
                                                                                                             --------
                                                                                                                2,909
                                                                                                             --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (3.2%)
   41,400    Bank of America Corp.                                                                              2,177
   55,000    Citigroup, Inc.                                                                                    3,032
   42,400    JPMorgan Chase & Co.                                                                               2,159
                                                                                                             --------
                                                                                                                7,368
                                                                                                             --------
             PROPERTY & CASUALTY INSURANCE (0.7%)
    8,700    Allstate Corp.                                                                                       523
   17,600    Axis Capital Holdings Ltd.                                                                           580
   17,300    W.R. Berkley Corp.                                                                                   573
                                                                                                             --------
                                                                                                                1,676
                                                                                                             --------
             REAL ESTATE MANAGEMENT & DEVELOPMENT (0.0%)(a)
      900    CB Richard Ellis Group, Inc. "A"*                                                                     34
                                                                                                             --------
             REGIONAL BANKS (0.3%)
   10,300    PNC Financial Services Group, Inc.                                                                   760
                                                                                                             --------
             REINSURANCE (0.7%)
    3,500    Everest Reinsurance Group Ltd. Shs                                                                   328
    9,300    PartnerRe Ltd.                                                                                       632
    8,800    Reinsurance Group of America, Inc.                                                                   512
    1,200    Transatlantic Holdings, Inc.                                                                          75
                                                                                                             --------
                                                                                                                1,547
                                                                                                             --------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                                               MARKET
   NUMBER                                                                                                       VALUE
OF SHARES    SECURITY                                                                                           (000)
---------------------------------------------------------------------------------------------------------------------
             REITs - MORTGAGE (0.6%)
   26,900    CapitalSource, Inc.                                                                             $    748
   20,300    New Century Financial Corp.                                                                          614
                                                                                                             --------
                                                                                                                1,362
                                                                                                             --------
             REITs - OFFICE (0.3%)
    4,700    Boston Properties, Inc.                                                                              593
                                                                                                             --------
             THRIFTS & MORTGAGE FINANCE (0.9%)
   21,400    Countrywide Financial Corp.                                                                          930
    4,800    Freddie Mac                                                                                          312
    2,600    IndyMac Bancorp, Inc.                                                                                101
   15,500    Washington Mutual, Inc.                                                                              691
                                                                                                             --------
                                                                                                                2,034
                                                                                                             --------
             Total Financials                                                                                  31,069
                                                                                                             --------
             HEALTH CARE (8.3%)
             ------------------
             BIOTECHNOLOGY (0.9%)
   22,900    Amgen, Inc.*                                                                                       1,611
    2,000    Cephalon, Inc.*                                                                                      145
    2,800    Genentech, Inc.*                                                                                     245
                                                                                                             --------
                                                                                                                2,001
                                                                                                             --------
             HEALTH CARE DISTRIBUTORS (0.4%)
   15,800    McKesson Corp.                                                                                       881
                                                                                                             --------
             HEALTH CARE EQUIPMENT (0.8%)
    1,300    Baxter International, Inc.                                                                            64
   12,100    Becton, Dickinson & Co.                                                                              931
   19,300    Kinetic Concepts, Inc.*                                                                              949
      800    Medtronic, Inc.                                                                                       43
                                                                                                             --------
                                                                                                                1,987
                                                                                                             --------
             LIFE SCIENCES TOOLS & SERVICES (0.4%)
   18,000    Thermo Fisher Scientific, Inc.*                                                                      861
                                                                                                             --------
             MANAGED HEALTH CARE (1.7%)
   20,000    Aetna, Inc.                                                                                          843
    7,700    Coventry Health Care, Inc.*                                                                          397
   13,500    Humana, Inc.*                                                                                        749
   23,700    UnitedHealth Group, Inc.                                                                           1,239

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                                               MARKET
   NUMBER                                                                                                       VALUE
OF SHARES    SECURITY                                                                                           (000)
---------------------------------------------------------------------------------------------------------------------
    3,500    WellCare Health Plans, Inc.*                                                                    $    271
    5,700    WellPoint, Inc.*                                                                                     447
                                                                                                             --------
                                                                                                                3,946
                                                                                                             --------
             PHARMACEUTICALS (4.1%)
    4,500    Abbott Laboratories                                                                                  239
    4,900    Barr Pharmaceuticals, Inc.*                                                                          262
   14,600    Endo Pharmaceuticals Holdings, Inc.*                                                                 449
    7,900    Forest Laboratories, Inc.*                                                                           443
   45,800    Johnson & Johnson                                                                                  3,059
   20,200    Merck & Co., Inc.                                                                                    904
   28,400    Mylan Laboratories, Inc.                                                                             629
   96,800    Pfizer, Inc.                                                                                       2,540
   41,000    Schering-Plough Corp.                                                                              1,025
                                                                                                             --------
                                                                                                                9,550
                                                                                                             --------
             Total Health Care                                                                                 19,226
                                                                                                             --------
             INDUSTRIALS (7.8%)
             ------------------
             AEROSPACE & DEFENSE (2.3%)
   15,600    Boeing Co.                                                                                         1,397
   15,900    Honeywell International, Inc.                                                                        727
   12,300    Lockheed Martin Corp.                                                                              1,196
   13,000    Northrop Grumman Corp.                                                                               922
   18,400    Raytheon Co.                                                                                         955
      400    United Technologies Corp.                                                                             27
                                                                                                             --------
                                                                                                                5,224
                                                                                                             --------
             AIR FREIGHT & LOGISTICS (0.5%)
    9,500    FedEx Corp.                                                                                        1,049
                                                                                                             --------
             AIRLINES (0.4%)
   10,900    Alaska Air Group, Inc.*                                                                              467
   11,100    AMR Corp.*                                                                                           411
    4,100    Continental Airlines, Inc.*                                                                          170
                                                                                                             --------
                                                                                                                1,048
                                                                                                             --------
             COMMERCIAL PRINTING (0.1%)
    6,800    R.R. Donnelley & Sons Co.                                                                            252
                                                                                                             --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.7%)
    3,000    Caterpillar, Inc.                                                                                    192
    6,000    Cummins, Inc.                                                                                        807

20

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                                               MARKET
   NUMBER                                                                                                       VALUE
OF SHARES    SECURITY                                                                                           (000)
---------------------------------------------------------------------------------------------------------------------
      700    Oshkosh Truck Corp.                                                                             $     37
    9,400    Terex Corp.*                                                                                         535
                                                                                                             --------
                                                                                                                1,571
                                                                                                             --------
             HUMAN RESOURCES & EMPLOYMENT SERVICES (0.1%)
    6,100    Kelly Services, Inc.                                                                                 189
                                                                                                             --------
             INDUSTRIAL CONGLOMERATES (1.4%)
      400    3M Co.                                                                                                30
   82,800    General Electric Co.                                                                               2,985
    7,800    Tyco International Ltd.                                                                              248
                                                                                                             --------
                                                                                                                3,263
                                                                                                             --------
             INDUSTRIAL MACHINERY (1.0%)
   16,000    Dover Corp.                                                                                          794
    7,500    Eaton Corp.                                                                                          588
      500    Lincoln Electric Holdings, Inc.                                                                       30
    9,600    Parker-Hannifin Corp.                                                                                794
                                                                                                             --------
                                                                                                                2,206
                                                                                                             --------
             OFFICE SERVICES & SUPPLIES (0.3%)
   40,400    Steelcase, Inc.                                                                                      792
                                                                                                             --------
             RAILROADS (0.8%)
    7,600    CSX Corp.                                                                                            280
    9,000    Norfolk Southern Corp.                                                                               447
   10,300    Union Pacific Corp.                                                                                1,040
                                                                                                             --------
                                                                                                                1,767
                                                                                                             --------
             TRUCKING (0.2%)
    9,900    Ryder System, Inc.                                                                                   540
                                                                                                             --------
             Total Industrials                                                                                 17,901
                                                                                                             --------
             INFORMATION TECHNOLOGY (9.0%)
             -----------------------------
             APPLICATION SOFTWARE (0.2%)
    1,200    Autodesk, Inc.*                                                                                       52
    5,400    Intuit, Inc.*                                                                                        170
   13,000    Synopsys, Inc.*                                                                                      346
                                                                                                             --------
                                                                                                                  568
                                                                                                             --------
             COMMUNICATIONS EQUIPMENT (1.2%)
   51,300    Cisco Systems, Inc.*                                                                               1,364
    1,600    Corning, Inc.*                                                                                        33

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                                               MARKET
   NUMBER                                                                                                       VALUE
OF SHARES    SECURITY                                                                                           (000)
---------------------------------------------------------------------------------------------------------------------
      800    Harris Corp.                                                                                    $     41
   61,300    Motorola, Inc.                                                                                     1,217
      800    QUALCOMM, Inc.                                                                                        30
                                                                                                             --------
                                                                                                                2,685
                                                                                                             --------
             COMPUTER HARDWARE (2.0%)
    2,200    Apple, Inc.*                                                                                         188
   52,700    Dell, Inc.*                                                                                        1,278
   47,200    Hewlett-Packard Co.                                                                                2,043
   11,800    International Business Machines Corp.                                                              1,170
                                                                                                             --------
                                                                                                                4,679
                                                                                                             --------
             COMPUTER STORAGE & PERIPHERALS (0.3%)
   37,200    Western Digital Corp.*                                                                               729
                                                                                                             --------
             DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
   31,800    Electronic Data Systems Corp.                                                                        837
      500    Fiserv, Inc.*                                                                                         26
   15,500    Hewitt Associates, Inc.*                                                                             418
                                                                                                             --------
                                                                                                                1,281
                                                                                                             --------
             ELECTRONIC EQUIPMENT MANUFACTURERS (0.1%)
   13,800    AVX Corp.                                                                                            199
                                                                                                             --------
             ELECTRONIC MANUFACTURING SERVICES (0.0%)(a)
    1,400    Jabil Circuit, Inc.                                                                                   34
                                                                                                             --------
             INTERNET SOFTWARE & SERVICES (0.5%)
    1,000    eBay, Inc.*                                                                                           32
    2,100    Google, Inc. "A"*                                                                                  1,053
                                                                                                             --------
                                                                                                                1,085
                                                                                                             --------
             IT CONSULTING & OTHER SERVICES (0.3%)
   20,300    Accenture Ltd. "A"                                                                                   766
                                                                                                             --------
             SEMICONDUCTOR EQUIPMENT (0.3%)
   12,900    LAM Research Corp.*                                                                                  591
                                                                                                             --------
             SEMICONDUCTORS (1.7%)
   41,300    Advanced Micro Devices, Inc.*                                                                        642
   13,200    Analog Devices, Inc.                                                                                 432
   40,000    Intel Corp.                                                                                          839

22

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                                               MARKET
   NUMBER                                                                                                       VALUE
OF SHARES    SECURITY                                                                                           (000)
---------------------------------------------------------------------------------------------------------------------
   59,600    Micron Technology, Inc.*                                                                        $    772
   38,600    Texas Instruments, Inc.                                                                            1,204
                                                                                                             --------
                                                                                                                3,889
                                                                                                             --------
             SYSTEMS SOFTWARE (1.7%)
  119,100    Microsoft Corp.                                                                                    3,676
    9,400    Oracle Corp.*                                                                                        161
                                                                                                             --------
                                                                                                                3,837
                                                                                                             --------
             TECHNOLOGY DISTRIBUTORS (0.2%)
   11,200    Tech Data Corp.*                                                                                     416
                                                                                                             --------
             Total Information Technology                                                                      20,759
                                                                                                             --------
             MATERIALS (2.2%)
             ----------------
             COMMODITY CHEMICALS (0.1%)
    6,400    Westlake Chemical Corp.                                                                              212
                                                                                                             --------
             DIVERSIFIED CHEMICALS (0.9%)
    8,900    Ashland, Inc.                                                                                        619
   22,700    Dow Chemical Co.                                                                                     943
    4,200    FMC Corp.                                                                                            327
    4,300    PPG Industries, Inc.                                                                                 285
                                                                                                             --------
                                                                                                                2,174
                                                                                                             --------
             DIVERSIFIED METALS & MINING (0.5%)
    8,700    Phelps Dodge Corp.                                                                                 1,075
                                                                                                             --------
             GOLD (0.4%)
   14,400    Freeport-McMoRan Copper & Gold, Inc. "B"                                                             828
                                                                                                             --------
             SPECIALTY CHEMICALS (0.1%)
    3,600    Albemarle Corp.                                                                                      281
      600    Rohm & Haas Co.                                                                                       31
                                                                                                             --------
                                                                                                                  312
                                                                                                             --------
             STEEL (0.2%)
    3,000    Carpenter Technology Corp.                                                                           351
    2,400    United States Steel Corp.                                                                            201
                                                                                                             --------
                                                                                                                  552
                                                                                                             --------
             Total Materials                                                                                    5,153
                                                                                                             --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                                               MARKET
   NUMBER                                                                                                       VALUE
OF SHARES    SECURITY                                                                                           (000)
---------------------------------------------------------------------------------------------------------------------
             TELECOMMUNICATION SERVICES (1.5%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.4%)
   63,295    AT&T, Inc.                                                                                      $  2,382
    3,000    CenturyTel, Inc.                                                                                     134
    2,300    Embarq Corp.                                                                                         128
   16,100    Verizon Communications, Inc.                                                                         620
                                                                                                             --------
                                                                                                                3,264
                                                                                                             --------
             WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    2,400    Telephone & Data Systems, Inc.                                                                       135
                                                                                                             --------
             Total Telecommunication Services                                                                   3,399
                                                                                                             --------
             UTILITIES (1.6%)
             ----------------
             ELECTRIC UTILITIES (0.7%)
   16,300    Edison International                                                                                 733
   12,900    FirstEnergy Corp.                                                                                    766
                                                                                                             --------
                                                                                                                1,499
                                                                                                             --------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.6%)
    8,800    Constellation Energy Group, Inc.                                                                     638
   23,900    Mirant Corp.*                                                                                        817
      500    NRG Energy, Inc.*                                                                                     30
                                                                                                             --------
                                                                                                                1,485
                                                                                                             --------
             MULTI-UTILITIES (0.3%)
   13,800    PG&E Corp.                                                                                           644
                                                                                                             --------
             Total Utilities                                                                                    3,628
                                                                                                             --------
             Total Common Stocks (cost: $127,665)                                                             137,404
                                                                                                             --------

PRINCIPAL
   AMOUNT
  $(000)/
   SHARES
---------
             PREFERRED SECURITIES (0.8%)

             CONSUMER STAPLES (0.2%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.2%)
    5,000    Dairy Farmers of America, Inc., 7.88%,
                cumulative redeemable, perpetual(b)                                                               507
                                                                                                             --------
             FINANCIALS (0.6%)
             -----------------
             PROPERTY & CASUALTY INSURANCE (0.1%)
    2,500    Axis Capital Holdings Ltd., Series B, 7.50%, perpetual                                               266
                                                                                                             --------

24

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL
   AMOUNT                                                                                                      MARKET
  $(000)/                                                                                                       VALUE
   SHARES    SECURITY                                                                                           (000)
---------------------------------------------------------------------------------------------------------------------
             REINSURANCE (0.5%)
   10,000    Arch Capital Group Ltd., 8.00%, perpetual                                                       $    263
   10,000    Endurance Specialty Holdings Ltd., Series A, 7.75%,
                non-cumulative, perpetual                                                                         263
     $500    Swiss Re Capital I L.P., 6.85%, perpetual(b),(c)                                                     524
                                                                                                             --------
                                                                                                                1,050
                                                                                                             --------
             Total Financials                                                                                   1,316
                                                                                                             --------
             Total Preferred Securities (cost: $1,756)                                                          1,823
                                                                                                             --------
             EXCHANGE-TRADED FUNDS (8.6%)
  265,000    iShares MSCI EAFE Index Fund (cost: $18,069)                                                      19,674
                                                                                                             --------
             Total Equity Securities (cost: $147,490)                                                         158,901
                                                                                                             --------

PRINCIPAL
   AMOUNT                                                             COUPON
    (000)                                                               RATE            MATURITY
---------                                                             ------            --------
             BONDS (29.5%)

             CORPORATE OBLIGATIONS (15.7%)

             CONSUMER DISCRETIONARY (1.9%)
             -----------------------------
             BROADCASTING & CABLE TV (0.4%)
 $  1,000    Univision Communications, Inc., Senior Notes               3.50%         10/15/2007                  986
                                                                                                             --------
             HOME FURNISHINGS (0.2%)
      500    Mohawk Industries, Inc., Senior Notes                      6.13           1/15/2016                  494
                                                                                                             --------
             HOME BUILDING (0.5%)
    1,000    Lennar Corp., Senior Notes                                 7.63           3/01/2009                1,040
                                                                                                             --------
             HOUSEHOLD APPLIANCES (0.2%)
      500    Stanley Works Capital Trust I, Bonds                       5.90          12/01/2045(c)               463
                                                                                                             --------
             PUBLISHING (0.6%)
    1,000    Gannett Co., Notes                                         5.75           6/01/2011                1,005
      500    Scholastic Corp., Notes                                    5.00           4/15/2013                  444
                                                                                                             --------
                                                                                                                1,449
                                                                                                             --------
             Total Consumer Discretionary                                                                       4,432
                                                                                                             --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                                                                      MARKET
   AMOUNT                                                             COUPON                                    VALUE
    (000)    SECURITY                                                   RATE            MATURITY                (000)
---------------------------------------------------------------------------------------------------------------------
             CONSUMER STAPLES (0.2%)
             -----------------------
             DRUG RETAIL (0.2%)
 $    499    CVS Corp., Lease Pass-Through Certificates(b)              6.04%         12/10/2028             $    493
                                                                                                             --------
             ENERGY (1.7%)
             -------------
             INTEGRATED OIL & GAS (0.2%)
      458    Merey Sweeny, LP, Senior Notes(b)                          8.85          12/18/2019                  539
                                                                                                             --------
             OIL & GAS EQUIPMENT & SERVICES (0.2%)
      500    Seacor Holdings, Inc., Senior Notes                        5.88          10/01/2012                  479
                                                                                                             --------
             OIL & GAS EXPLORATION & PRODUCTION (0.7%)
      500    Sabine Pass LNG, LP, Notes(b)                              7.25          11/30/2013                  492
    1,000    Southwestern Energy Co., MTN                               7.63           5/01/2027                1,035
                                                                                                             --------
                                                                                                                1,527
                                                                                                             --------
             OIL & GAS REFINING & MARKETING (0.3%)
      750    Premcor Refining Group, Inc., Senior Notes                 7.50           6/15/2015                  770
                                                                                                             --------
             OIL & GAS STORAGE & TRANSPORTATION (0.3%)
      575    K N Capital Trust III, Subordinated Debentures             7.63           4/15/2028                  545
                                                                                                             --------
             Total Energy                                                                                       3,860
                                                                                                             --------
             FINANCIALS (7.1%)
             -----------------
             CONSUMER FINANCE (0.7%)
    1,000    HSBC Finance Corp., Notes                                  5.50           1/19/2016                  998
      500    Nelnet, Inc., Notes                                        7.40           9/29/2036(c)               513
                                                                                                             --------
                                                                                                                1,511
                                                                                                             --------
             LIFE & HEALTH INSURANCE (1.0%)
    1,000    Great-West Life & Annuity Insurance Co., Bonds(b)          7.15           5/16/2046(c)             1,060
    1,000    Prudential Holdings, LLC, Bonds(b)                         8.70          12/18/2023                1,243
                                                                                                             --------
                                                                                                                2,303
                                                                                                             --------
             MULTI-LINE INSURANCE (0.4%)
      500    Oil Casualty Insurance Ltd., Subordinated
                Debentures(b)                                           8.00           9/15/2034                  498
      500    Oil Insurance Ltd., Notes(b)                               7.56                   -(c)               518
                                                                                                             --------
                                                                                                                1,016
                                                                                                             --------

26

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                                                                      MARKET
   AMOUNT                                                             COUPON                                    VALUE
    (000)    SECURITY                                                   RATE            MATURITY                (000)
---------------------------------------------------------------------------------------------------------------------
             MULTI-SECTOR HOLDINGS (0.2%)
 $    500    Leucadia National Corp., Senior Notes                      7.00%          8/15/2013             $    504
                                                                                                             --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
    1,000    Citigroup, Inc., Notes                                     7.25          10/01/2010                1,061
                                                                                                             --------
             PROPERTY & CASUALTY INSURANCE (0.9%)
      500    Fund American Companies, Inc., Notes                       5.88           5/15/2013                  495
             Markel Corp.,
      500       Senior Notes                                            6.80           2/15/2013                  516
      500       Senior Notes                                            7.35           8/15/2034                  534
      500    Ohio Casualty Corp., Notes                                 7.30           6/15/2014                  531
                                                                                                             --------
                                                                                                                2,076
                                                                                                             --------
             REGIONAL BANKS (1.6%)
      145    Colonial Bank, Subordinated Notes                          8.00           3/15/2009                  150
    1,000    First Republic Bank Corp., Subordinated Notes              7.75           9/15/2012                1,078
    1,000    Fulton Capital Trust I, Notes                              6.29           2/01/2036                  974
      100    PNC Financial Services, Trust
                Preferred Securities, Series C                          8.88           3/15/2027                  105
      500    Popular North America Capital Trust I, Bonds               6.56           9/15/2034                  493
    1,000    TCF National Bank, Subordinated Notes                      5.50           2/01/2016                  981
                                                                                                             --------
                                                                                                                3,781
                                                                                                             --------
             REITs - DIVERSIFIED (0.4%)
    1,000    Washington REIT, Senior Notes                              5.25           1/15/2014                  975
                                                                                                             --------
             REITs - OFFICE (0.4%)
    1,000    Mack-Cali Realty, LP, Notes                                5.25           1/15/2012                  980
                                                                                                             --------
             THRIFTS & MORTGAGE FINANCE (1.0%)
    1,000    Countrywide Financial Corp., MTN,
                Series A, Bonds                                         4.50           6/15/2010                  977
      870    Independence Community Bank Corp.,
                Subordinated Notes                                      3.75(e)        4/01/2014(c)               837
      500    Washington Mutual Preferred
                Funding Trust I, Bonds, Series A-1(b)                   6.53           3/29/2049(c)               493
                                                                                                             --------
                                                                                                                2,307
                                                                                                             --------
             Total Financials                                                                                  16,514
                                                                                                             --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                                                                      MARKET
   AMOUNT                                                             COUPON                                    VALUE
    (000)    SECURITY                                                   RATE            MATURITY                (000)
---------------------------------------------------------------------------------------------------------------------
             INDUSTRIALS (0.8%)
             ------------------
             BUILDING PRODUCTS (0.2%)
 $    500    USG Corp., Notes(b)                                        6.30%         11/15/2016             $    501
                                                                                                             --------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
      750    Ametek, Inc., Senior Notes                                 7.20           7/15/2008                  764
                                                                                                             --------
             TRUCKING (0.2%)
      500    Roadway Corp., Senior Notes                                8.25          12/01/2008                  520
                                                                                                             --------
             Total Industrials                                                                                  1,785
                                                                                                             --------
             MATERIALS (0.4%)
             ----------------
             DIVERSIFIED CHEMICALS (0.4%)
    1,000    ICI Wilmington, Inc., Notes                                4.38          12/01/2008                  980
                                                                                                             --------
             TELECOMMUNICATION SERVICES (0.5%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.5%)
    1,000    US Unwired, Inc., Secured Notes                           10.00           6/15/2012(h)             1,093
                                                                                                             --------
             UTILITIES (3.1%)
             ----------------
             ELECTRIC UTILITIES (3.1%)
      500    Black Hills Corp., Notes                                   6.50           5/15/2013                  501
    1,000    Entergy Louisiana, Inc., First Mortgage Bonds              5.83          11/01/2010                  997
    1,000    Entergy Mississippi, Inc., First Mortgage Bonds            5.92           2/01/2016                  993
    1,000    Monongahela Power Co., Notes, Series A                     7.36           1/15/2010                1,044
      500    Nevada Power Co., Notes, Series O                          6.50           5/15/2018                  520
      674    Oglethorpe Power Corp., Secured
                Series Facility Bonds                                   6.97           6/30/2011                  681
      418    Power Contract Financing, Senior Notes(b)                  6.26           2/01/2010                  420
    1,000    PPL Energy Supply, LLC, Bonds, Series A                    5.70          10/15/2015                  980
    1,000    Texas-New Mexico Power Co., Notes                          6.13           6/01/2008                1,002
                                                                                                             --------
             Total Utilities                                                                                    7,138
                                                                                                             --------
             Total Corporate Obligations (cost: $36,537)                                                       36,295
                                                                                                             --------

28

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                                                                      MARKET
   AMOUNT                                                             COUPON                                    VALUE
    (000)    SECURITY                                                   RATE            MATURITY                (000)
---------------------------------------------------------------------------------------------------------------------
             EURODOLLAR AND YANKEE OBLIGATIONS (5.4%)(f)

             ENERGY (0.4%)
             -------------
             INTEGRATED OIL & GAS (0.4%)
 $    500    Nakilat, Inc., Secured Bonds(b)                            6.07%         12/31/2033             $    490
      425    PEMEX Finance Ltd., Notes                                  9.03           2/15/2011                  453
                                                                                                             --------
                                                                                                                  943
                                                                                                             --------
             FINANCIALS (5.0%)
             -----------------
             DIVERSIFIED BANKS (2.9%)
    1,000    BOI Capital Funding Number 3 LP,
                Guaranteed Bonds(b)                                     6.11                   -(c)               980
      500    Landsbanki Islands hf, Notes(b)                            6.10           8/25/2011                  508
      500    Lloyds TSB Group plc, Bonds(b)                             6.27                   -(c)               496
      500    Mizuho Capital Investment 1 Ltd.,
                Subordinated Bonds(b)                                   6.69                   -(c)               501
    1,000    MUFG Capital Finance 1 Ltd.,
                Guaranteed Preferred Bonds                              6.35                   -(c)             1,011
    1,000    National Capital Trust II,
                Subordinated Notes(b)                                   5.49                   -(c)               973
      880    Nordea Bank AB, Subordinated Notes(b)                      5.42                   -(c)               842
      500    Skandinaviska Enskilda Banken AB, Bonds(b)                 5.47                   -(c)               486
      500    Standard Chartered plc, Bonds(b)                           6.41           1/30/2017(c)               493
      500    Sumitomo Mitsui Financial Group
                Preferred Capital, Bonds(b)                             6.08                   -(c)               497
                                                                                                             --------
                                                                                                                6,787
                                                                                                             --------
             LIFE & HEALTH INSURANCE (0.2%)
      500    AXA S.A., Subordinated Bonds(b)                            6.46                   -(c)               489
                                                                                                             --------
             MULTI-LINE INSURANCE (0.5%)
    1,000    ING Capital Funding Trust III, Guaranteed Bonds            8.44                   -(c)             1,101
                                                                                                             --------
             PROPERTY & CASUALTY INSURANCE (0.2%)
      500    Catlin Insurance Co. Ltd., Bonds(b)                        7.25                   -(c)               506
                                                                                                             --------
             REGIONAL BANKS (0.5%)
    1,000    Glitnir Banki hf, Notes(b)                                 7.45                   -(c)             1,051
                                                                                                             --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                                                                      MARKET
   AMOUNT                                                             COUPON                                    VALUE
    (000)    SECURITY                                                   RATE            MATURITY                (000)
---------------------------------------------------------------------------------------------------------------------
             REINSURANCE (0.7%)
 $    500    Allied World Assurance Holdings Ltd.,
                Senior Notes                                            7.50%          8/01/2016             $    538
      500    Montpelier Re Holdings Ltd., Senior Notes                  6.13           8/15/2013                  486
      500    Platinum Underwriters Finance, Inc., Notes,
                Series B                                                7.50           6/01/2017                  524
                                                                                                             --------
                                                                                                                1,548
                                                                                                             --------
             Total Financials                                                                                  11,482
                                                                                                             --------
             Total Eurodollar and Yankee Obligations (cost: $12,351)                                           12,425
                                                                                                             --------
             ASSET-BACKED SECURITIES (1.6%)

             FINANCIALS (1.6%)
             -----------------
             ASSET-BACKED FINANCING (1.6%)
      367    Aerco Ltd., Series 2A, Class A4(b)                         5.84(e)        7/15/2025                  357
    1,000    ARG Funding Corp., Series 2005-1A, Class A3(b)             4.29           4/20/2011                  972
    1,000    Banc of America Mortgage Securities, Inc.,
                Series 2004-F, Class 2A6                                4.15           7/25/2034                  971
      500    Bank One Issuance Trust, Notes,
                Series 2003, Class C-3                                  4.77           2/16/2016                  477
      976    Trinity Rail Leasing L.P.,
                Series 2006-1A, Class A1(b)                             5.90           5/14/2036                  989
                                                                                                             --------
             Total Financials                                                                                   3,766
                                                                                                             --------
             Total Asset-Backed Securities (cost: $3,774)                                                       3,766
                                                                                                             --------
             COMMERCIAL MORTGAGE SECURITIES (6.8%)

             FINANCIALS (6.8%)
             -----------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (6.8%)
    1,000    Commercial Mortgage Asset Trust,
                Series 1999-C1, Class A4                                6.98           1/17/2032                1,075
    1,000    Commercial Mortgage Trust, Pass-Through
                Certificates, Series 2005-LP5, Class GMB1(b)            5.15           5/10/2043                  986
    1,000    First Union National Bank Commercial
                Mortgage Trust, Series 1999-C4, Class A2                7.39          12/15/2031                1,041
    1,000    GE Capital Commercial Mortgage Corp.,
                Series 2001-3, Class A2                                 6.07           6/10/2038                1,028
    1,000    Government Lease Trust,
                Series 1999-GSA1, Class A4(b)                           6.48           5/18/2011                1,022

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                                                                      MARKET
   AMOUNT                                                             COUPON                                    VALUE
    (000)    SECURITY                                                   RATE            MATURITY                (000)
---------------------------------------------------------------------------------------------------------------------
             GS Mortgage Securities Corp. II,
 $  1,000       Series 2001-GL3A, Class A2(b)                           6.45%          8/05/2018             $  1,042
    1,000       Series 2003-C1, Class A2B                               4.30           1/10/2040                  962
             J.P. Morgan Chase Commercial
                Mortgage Securities Corp.,
    1,000       Series 2005-CB12, Class A3A1                            4.82           9/12/2037                  976
    1,000       Series 2006-LDP6, Class A-SB                            5.49(e)        4/15/2043                1,000
    1,000    LB-UBS Commercial Mortgage Trust,
                Series 2002-C4, Class A5                                4.85           9/15/2031                  975
      914    Merrill Lynch Mortgage Investors, Inc.,
                Series 1999-C1, Class A2                                7.56          11/15/2031                  948
             Morgan Stanley Capital I, Inc.,
      500       Series 1998-XL1, Class H(b)                             6.92(e)        6/03/2030                  501
    1,000       Series 2006-HQ8, Class AAB                              5.39(e)        3/12/2044                1,001
    1,000    Nationslink Funding Corp., Pass-Through
                Certificates, Series 1999-1, Class F(b)                 7.05(e)        1/20/2031                1,025
    1,000    Prudential Mortgage Capital Funding, LLC,
                Series 2001-ROCK, Class B                               6.76           5/10/2034                1,052
    1,000    Wachovia Bank Commercial Mortgage Trust,
                Series 2005-C19, Class A5                               4.66           5/15/2044                  962
                                                                                                             --------
             Total Financials                                                                                  15,596
                                                                                                             --------
             Total Commercial Mortgage Securities (cost: $15,684)                                              15,596
                                                                                                             --------
             Total Bonds (cost: $68,346)                                                                       68,082
                                                                                                             --------
             MONEY MARKET INSTRUMENTS (1.2%)

             VARIABLE-RATE DEMAND NOTES (0.3%)

             UTILITIES (0.3%)
             ----------------
             MULTI-UTILITIES (0.3%)
  500,000    Sempra Energy ESOP(b)                                      5.85          11/01/2014                  500
                                                                                                             --------

   NUMBER
OF SHARES
---------
             MONEY MARKET FUNDS (0.9%)
2,158,288    SSgA Prime Money Market Fund, 5.17%(g)                                                             2,158
                                                                                                             --------
             Total Money Market Instruments (cost: $2,658)                                                      2,658
                                                                                                             --------

             TOTAL INVESTMENTS (COST: $218,494)                                                              $229,641
                                                                                                             ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA FIRST START GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. Investments in foreign securities were 15.1% of net assets at January 31, 2007.

         ESOP     Employee Stock Ownership Plan

         iShares iShares - exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.

         MTN      Medium-Term Note

         REIT     Real Estate Investment Trust

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Represents less than 0.1% of net assets.

         (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (c) Callable security expected to be called prior to maturity due to a scheduled change from a fixed to a floating interest rate, which is likely to be uneconomical to the issuer. Securities shown without a maturity date are perpetual and have no final maturity.

32

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

         (d) At January 31, 2007, portions of these securities were segregated to cover delayed-delivery and when-issued purchases.

         (e) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2007.

         (f) Eurodollar and Yankee obligations - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

         (g) Rate represents the money market fund annualized seven-day yield at January 31, 2007.

         (h) Callable/putable bond - provides the option for the underwriter to call the bond at face value from the investor on a specified date prior to the bond's maturity. If the underwriter does not exercise the call option, the investor is obligated under the put feature to sell the bond back to the issuer at face value on that specified date. The date shown is the final maturity date, but an earlier date is used in the dollar-weighted portfolio average maturity calculation as a result of the security's call/put feature.

         * Non-income-producing security for the 12 months preceding January 31, 2007.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA FIRST START GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

ASSETS
   Investments in securities, at market value (identified cost of $218,494)     $229,641
   Cash                                                                                5
   Receivables:
      Capital shares sold                                                             99
      USAA Investment Management Company (Note 6D)                                   384
      Dividends and interest                                                         954
                                                                                --------
         Total assets                                                            231,083
                                                                                --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                        449
   Accrued management fees                                                           154
   Accrued transfer agent's fees                                                       2
   Other accrued expenses and payables                                                82
                                                                                --------
         Total liabilities                                                           687
                                                                                --------
            Net assets applicable to capital shares outstanding                 $230,396
                                                                                ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                              $268,576
   Accumulated undistributed net investment income                                   209
   Accumulated net realized loss on investments                                  (49,536)
   Net unrealized appreciation of investments                                     11,147
                                                                                --------
            Net assets applicable to capital shares outstanding                 $230,396
                                                                                ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                    21,843
                                                                                ========
   Net asset value, redemption price, and offering price per share              $  10.55
                                                                                ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA FIRST START GROWTH FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                                      $ 1,490
   Interest                                                                         2,147
                                                                                  -------
      Total income                                                                  3,637
                                                                                  -------
EXPENSES
   Management fees                                                                    874
   Administration and servicing fees                                                  174
   Transfer agent's fees                                                            1,221
   Custody and accounting fees                                                         61
   Postage                                                                            166
   Shareholder reporting fees                                                          66
   Trustees' fees                                                                       4
   Registration fees                                                                   18
   Professional fees                                                                   27
   Other                                                                                5
                                                                                  -------
      Total expenses                                                                2,616
   Expenses paid indirectly                                                            (5)
   Expenses reimbursed                                                               (994)
                                                                                  -------
      Net expenses                                                                  1,617
                                                                                  -------
NET INVESTMENT INCOME                                                               2,020
                                                                                  -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on:
      Unaffiliated transactions                                                    10,752
      Affiliated transactions (Note 8)                                              3,323
   Change in net unrealized appreciation/depreciation                               7,304
                                                                                  -------
         Net realized and unrealized gain                                          21,379
                                                                                  -------
Increase in net assets resulting from operations                                  $23,399
                                                                                  =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA FIRST START GROWTH FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED),
AND YEAR ENDED JULY 31, 2006

FROM OPERATIONS                                               1/31/2007       7/31/2006
                                                              -------------------------

   Net investment income                                       $  2,020        $    570
   Net realized gain on investments                              14,075          44,582
   Change in net unrealized appreciation/depreciation
      of investments                                              7,304         (54,123)
                                                               ------------------------
      Increase (decrease) in net assets resulting
         from operations                                         23,399          (8,971)
                                                               ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                         (2,384)              -
                                                               ------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                     15,875          37,529
   Reinvested dividends                                           2,378               -
   Cost of shares redeemed                                      (31,275)        (36,535)
                                                               ------------------------
      Increase (decrease) in net assets from capital
         share transactions                                     (13,022)            994
                                                               ------------------------
Net increase (decrease) in net assets                             7,993          (7,977)

NET ASSETS
   Beginning of period                                          222,403         230,380
                                                               ------------------------
   End of period                                               $230,396        $222,403
                                                               ========================
Accumulated undistributed net investment income:
   End of period                                               $    209        $    573
                                                               ========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                    1,563           3,645
   Shares issued for dividends reinvested                           227               -
   Shares redeemed                                               (3,066)         (3,580)
                                                               ------------------------
      Increase (decrease) in shares outstanding                  (1,276)             65
                                                               ========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA FIRST START GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA First Start Growth Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek long-term capital growth with reduced volatility over time.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

                 between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

              3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

              4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

              5. Repurchase agreements are valued at cost, which approximates market value.

              6. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

                 are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              7. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of January 31, 2007, the Fund did not invest in any repurchase agreements.

           E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

              in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

              1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

              2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

              The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

              Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

           F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

              prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of January 31, 2007.

           G. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended January 31, 2007, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $1,000 and $4,000, respectively, resulting in a total reduction in Fund expenses of $5,000.

           H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

           I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended January 31, 2007, the Fund paid CAPCO facility fees of less than $500, which represents 0.7% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2007.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2007, in accordance with applicable tax law.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2006, the Fund had capital loss carryovers of $63,520,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2010 and 2011, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

                   CAPITAL LOSS CARRYOVERS
         ------------------------------------------
           EXPIRES                        BALANCE
         ----------                     -----------
            2010                        $22,477,000
            2011                         41,043,000
                                        -----------
                           Total        $63,520,000
                                        ===========

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2007, were $210,692,000 and $217,143,000, respectively.

         As of January 31, 2007, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of January 31, 2007, were $13,610,000 and $2,463,000, respectively, resulting in net unrealized appreciation of $11,147,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

         additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The Fund had no securities-lending transactions during the six-month period ended January 31, 2007.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is also authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

              Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

              The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of a Lipper index. The portion of the performance adjustment that includes periods beginning August 1, 2006, is based on the performance of the Fund relative to the performance of the Lipper Flexible Portfolio Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Flexible Portfolio Funds category. The portion of the performance adjustment that includes periods before August 1, 2006, is based on the performance of the Fund relative to the performance of the Lipper Large-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Large-Cap Growth Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the relevant Lipper indexes over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

              from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms its relevant Lipper index over that period, even if the Fund had overall negative returns during the performance period.

              For the six-month period ended January 31, 2007, the Fund incurred total management fees, paid or payable to the Manager, of $874,000, which included a performance adjustment of $7,000 that increased the base management fee of 0.75% by 0.01%.

           B. SUBADVISORY ARRANGEMENTS - Effective October 2, 2006, the Manager has entered into an investment subadvisory agreement with Credit Suisse Asset Management, LLC (Credit Suisse), under which Credit Suisse directs the investment and reinvestment of the portion of the Fund's assets invested in equity securities (as allocated from time to time by the Manager). The Manager (not the Fund) pays Credit Suisse a subadvisory fee in the annual amount of 0.15% of the portion of the Fund's average daily net assets that Credit Suisse manages. For the six-month period ended January 31, 2007, the Manager incurred subadvisory fees, paid or payable to Credit Suisse, of $69,000.

              Effective also on October 2, 2006, the Manager terminated its investment subadvisory agreement with Loomis Sayles &

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

              Company, L.P. (Loomis Sayles), and Batterymarch Financial Management, Inc. (Batterymarch), under which Loomis Sayles and Batterymarch directed the investment and reinvestment of the portion of the Fund's assets invested in equity securities (as allocated from time to time by the Manager). The Manager (not the
              Fund) paid Loomis Sayles a subadvisory fee in the annual amount of 0.20% of the portion of the Fund's average daily net assets that Loomis Sayles managed. For the six-month period ended January 31, 2007, the Manager incurred subadvisory fees, paid to Loomis Sayles, of $50,000.

              The Manager (not the Fund) paid Batterymarch a subadvisory fee based on the aggregate net assets that Batterymarch managed in the USAA Cornerstone Strategy Fund, the USAA Capital Growth Fund, and the USAA First Start Growth Fund in the annual amount of 0.25% of the first $250 million of assets, 0.21% on assets over $250 million and up to $500 million, and 0.17% on assets over $500 million. For the six-month period ended January 31, 2007, the Manager did not allocate any assets of the Fund to Battermarch for management, therefore the Manager did not pay any subadvisory fees to Batterymarch for the Fund.

           C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $174,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month

48

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

              period ended January 31, 2007, the Fund reimbursed the Manager $3,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.38% of its average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. Prior to October 1, 2006, the Fund's expense limitation was 1.45% of its annual average net assets. This agreement may be modified or terminated at any time. For the six-month period ended January 31, 2007, the Fund incurred reimbursable expenses of $994,000, of which $384,000 was receivable from the Manager.

           E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,221,000.

           F. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the six-month period ended January 31, 2007, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                                     COST TO       NET REALIZED
         SELLER                   PURCHASER         PURCHASER     GAIN TO SELLER
         -----------------------------------------------------------------------
         USAA Balanced         USAA First Start    $12,523,000      $  543,000
           Strategy Fund         Growth Fund
         USAA Cornerstone      USAA First Start      5,327,000         630,000
           Strategy Fund         Growth Fund
         USAA First Start      USAA Balanced        17,124,000       2,288,000
           Growth Fund           Strategy Fund
         USAA First Start      USAA Cornerstone      7,947,000       1,035,000
           Growth Fund           Strategy Fund

(9) NEW ACCOUNTING PRONOUNCEMENT
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The Manager has recently begun to

50

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

              evaluate the application of FIN 48 to the Fund and is not in a position at this time to estimate the significance of its impact on the Fund's financial statements.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
              159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option prior to the effective date.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

(10) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                      SIX-MONTH
                                    PERIOD ENDED
                                     JANUARY 31,                        YEAR ENDED JULY 31,
                                    ---------------------------------------------------------------------------
                                        2007           2006        2005         2004         2003          2002
                                    ---------------------------------------------------------------------------
Net asset value at
  beginning of period               $   9.62       $   9.99    $   8.27     $   7.87     $   7.04      $  10.87
                                    ---------------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income (loss)           .09            .02        (.03)(a)     (.04)(a)     (.05)(a)      (.07)(a)
  Net realized and unrealized
  gain (loss)                            .95           (.39)       1.75(a)       .44(a)       .88(a)      (3.76)(a)
                                    ---------------------------------------------------------------------------
Total from investment operations        1.04           (.37)       1.72(a)       .40(a)       .83(a)      (3.83)(a)
                                    ---------------------------------------------------------------------------
Less distributions:
  From net investment income            (.11)             -           -            -            -             -
                                    ---------------------------------------------------------------------------
Net asset value at end of period    $  10.55       $   9.62    $   9.99     $   8.27     $   7.87      $   7.04
                                    ===========================================================================
Total return (%)*                      10.79          (3.70)      20.80         5.08        11.79        (35.23)
Net assets at end of period (000)   $230,396       $222,403    $230,380     $188,945     $166,096      $129,167
Ratio of expenses to
  average net assets (%)**(c),(d)       1.40(b)        1.45        1.45         1.45         1.45          1.45
Ratio of expenses to average
  net assets, excluding
  reimbursements (%)**(c)               2.26(b)        2.21        2.31         2.41         3.17          3.02
Ratio of net investment
  income (loss) to average
  net assets (%)**                      1.75(b)         .24        (.33)        (.50)        (.66)         (.75)
Portfolio turnover (%)                 94.16         226.83       75.20        83.82       118.90        158.95

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the six-month period ended January 31, 2007, average net assets were $229,371,000.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                        (.00%)(+)      (.03%)      (.01%)       (.04%)       (.03%)        (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(d) Effective October 1, 2006, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.38% of the Fund's average net assets. Prior to this date, the voluntary expense limit was 1.45%.

52

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA FIRST START GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2006, through January 31, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                        EXPENSES PAID
                                   BEGINNING            ENDING          DURING PERIOD*
                                  ACCOUNT VALUE      ACCOUNT VALUE     AUGUST 1, 2006 -
                                 AUGUST 1, 2006    JANUARY 31, 2007    JANUARY 31, 2007
                                 ------------------------------------------------------
         Actual                    $1,000.00          $1,107.90**          $7.44**

         Hypothetical
            (5% return before
            expenses)               1,000.00           1,018.15**           7.12**

* Expenses are equal to the Fund's annualized expense ratio of 1.40%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 10.79% for the six-month period of August 1, 2006, through January 31, 2007.

**The Fund's annualized expense ratio of 1.40% above reflects a change effective
  October 1, 2006, in the rate of the Manager's voluntary expense limitation for the Fund from 1.45% to 1.38% of the Fund's average annual net assets. Had the expense limitation of 1.38% been in effect for the entire six-month period of August 1, 2006, through January 31, 2007, the values in the table above would be as shown below.

                                                                       EXPENSES PAID
                                   BEGINNING            ENDING         DURING PERIOD*
                                  ACCOUNT VALUE      ACCOUNT VALUE    AUGUST 1, 2006 -
                                 AUGUST 1, 2006    JANUARY 31, 2007   JANUARY 31, 2007
                                 -----------------------------------------------------
         Actual                    $1,000.00          $1,108.00            $7.33

         Hypothetical
            (5% return before
            expenses)               1,000.00           1,018.25             7.02

54

 S U B A D V I S O R Y
======================----------------------------------------------------------
                       AGREEMENT

USAA FIRST START GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

SEPTEMBER BOARD MEETING
--------------------------------------------------------------------------------

         At a meeting of the USAA Board of Trustees held on September 13, 2006, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the adoption of the Investment Subadvisory Agreement with Credit Suisse Asset Management, LLC (Credit Suisse). In advance of the meeting, the Board received and considered a variety of information relating to the Investment Subadvisory Agreement and Credit Suisse and was given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
         (i) the qualifications of the individuals at Credit Suisse responsible for these investment activities; (ii) the fees to be paid to Credit Suisse; and (iii) the complementary nature of the investment strategies of Credit Suisse with the existing Fund managers. Prior to voting, the Independent Trustees reviewed the proposed Investment Subadvisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed Investment Subadvisory Agreement. The Independent Trustees also reviewed the proposed Investment Subadvisory Agreement in private sessions with their counsel at which no representatives of management were present.

         In approving the Fund's Investment Subadvisory Agreement with Credit Suisse, the Board considered various factors, among them: (i) the nature, extent, and quality of services to be provided to the Fund by Credit Suisse, including the personnel who will be providing services;
         (ii) Credit Suisse's compensation and any other benefits that will be derived from the subadvisory relationship by Credit Suisse; (iii) comparisons, to the extent available, of subadvisory fees and performance to comparable investment companies; and (iv) the terms

 S U B A D V I S O R Y
======================----------------------------------------------------------
                       AGREEMENT
                       (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

         of the Investment Subadvisory Agreement. The Board's analysis of these factors is set forth below.

         After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Investment Subadvisory Agreement with Credit Suisse. In approving the Investment Subadvisory Agreement, the Board did not identify any single factor as controlling, and each Independent Board Member attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL. The Board considered information provided to it regarding the services to be provided by Credit Suisse. The Board considered Credit Suisse's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who would be responsible for managing the investment of portfolio securities with respect to the Fund and Credit Suisse's level of staffing. The Board noted that the materials provided to it indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Board also noted Credit Suisse's brokerage practices. The Board also considered Credit Suisse's regulatory and compliance history. The Board noted that the Manager's monitoring processes of Credit Suisse would include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to Credit Suisse.

         SUBADVISER COMPENSATION. The Board also took into consideration the financial condition of Credit Suisse. In considering the cost of services to be provided by Credit Suisse and the profitability to Credit Suisse of its relationship with the Fund, the Board noted that the fees under the

56

 S U B A D V I S O R Y
======================----------------------------------------------------------
                       AGREEMENT
                       (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

         Investment Subadvisory Agreement would be paid by the Manager. The Board also relied on the ability of the Manager to negotiate the Investment Subadvisory Agreement and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by Credit Suisse, Credit Suisse's anticipated profitability with respect to the Fund, and the potential economies of scale in Credit Suisse's management of the Fund, to the extent available. However, this information was less significant to the Board's consideration of the Investment Subadvisory Agreement than the other factors considered.

         SUBADVISORY FEES AND FUND PERFORMANCE. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager will pay a subadvisory fee to Credit Suisse. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of Credit Suisse. The Board also noted Credit Suisse's long-term performance record for other accounts.

         CONCLUSION. The Board reached the following conclusions regarding the Investment Subadvisory Agreement, among others: (i) Credit Suisse is qualified to manage a portion of the Fund's assets in accordance with its investment objectives and policies; (ii) Credit Suisse maintains an appropriate compliance program; (iii) Credit Suisse's performance in managing other accounts is reasonable; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and Credit Suisse. Based on its conclusions, the Board determined that approval of the Investment Subadvisory Agreement with Credit Suisse would be in the interests of the Fund and its shareholders.

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
                  ACCOUNTING    P.O. Box 1713
                       AGENT    Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
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                                                                  Paper

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               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

31703-0307                                   (C)2007, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2007

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    MARCH 21, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    MARCH 22, 2007
         ------------------------------


By:*     DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    MARCH 22, 2007
         ------------------------------


*Print the name and title of each signing officer under his or her signature.